Property and Equipment, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 7 – Property and equipment, net

Property and equipment, net consist of the following:

	As of March 31, 2024	As of June 30, 2023
	(Unaudited)	(Audited)
Computer and office equipment	$154,454	$142,520
Furniture and fixtures	73,689	73,355
Motor vehicle	82,172	83,185
Leasehold improvement	131,180	132,797
Subtotal	441,495	431,857
Less: accumulated depreciation	(240,537)	(152,257)
Total	$200,958	$279,600

Depreciation expense for the three and nine months ended March 31, 2024 were amounted to $26,770 and $90,941, respectively.  Depreciation expense for the three and nine months ended March 31, 2023 were amounted to $20,756 and $83,664, respectively.

Note 7 – Property and equipment, net

Property and equipment, net consist of the following:

	As of June 30, 2023	As of June 30, 2022

Computer and office equipment	$142,520	$151,205
Furniture and fixtures	73,355	76,148
Motor vehicle	83,185	88,045
Leasehold improvement	132,797	89,425
Subtotal	431,857	404,823
Less: accumulated depreciation	(152,257)	(67,178)
Total	$279,600	$337,645

Depreciation expense for years ended June 30, 2023 and 2022 were amounted to $108,483 and $60,605, respectively.